Expense Example - International Realty Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 581
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,184
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,506
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,423
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,516
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,979
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,423